Net financial income and expense (Details) - EUR (€) € in Thousands		12 Months Ended
	Sep. 08, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net financial income and expense
Interest and amortized cost on Kreos financing contract		€ (1,094)	€ (1,597)	€ (544)
Changes in fair value of convertible notes and derivative liabilities		(1,330)	637	(1,856)
Negma financial indemnities				(1,695)
Provision for Negma litigation risks			(75)
Other financial expenses		(157)	(31)	(166)
Expenses relating to the issue of convertible bonds		(330)	(820)	(125)
Net financial income related to the repayment of penalties by Negma	€ 1,000		990	20
Other financial income		174	(17)	4
Foreign exchange gains (losses)		43	(31)	14
Net financial expense		€ (2,694)	€ (944)	€ (4,349)